UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8061
Diamond Hill Funds
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard.
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices)          (Zip code)
Gary R. Young,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3341
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10
Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30bl-5 under the Investment Company Act of 1940 (17 CFR 270.30bl-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 86.5%
Consumer Discretionary — 8.1%
Aaron’s, Inc.◊	383,990	$7,084,615
Callaway Golf Co.◊	731,916	5,123,412
Carter’s, Inc.*	300,910	7,922,960
Global Sources Ltd.*	524,661	3,961,191
Hillenbrand, Inc.	353,435	7,602,387
JAKKS Pacific, Inc.*◊	193,173	3,407,572
K-Swiss, Inc., Class A*◊	457,100	5,828,025
Liquidity Services, Inc.*◊	126,660	2,027,827
Steiner Leisure Ltd.*◊	402,491	15,334,907

		58,292,896

Consumer Staples — 12.0%
Del Monte Foods Co.	848,480	11,123,573
Energizer Holdings, Inc.*	391,620	26,328,613
Flowers Foods, Inc.◊	911,836	22,650,006
Hain Celestial Group, Inc., The*◊	165,530	3,969,409
Lance, Inc.◊	360,530	7,679,289
Ralcorp Holdings, Inc.*	184,400	10,783,712
Ruddick Corp.◊	89,275	3,096,057

		85,630,659

Energy — 12.3%
Berry Petroleum Co., Class A◊	515,645	16,361,416
Cimarex Energy Co.	241,295	15,968,903
Denbury Resources, Inc.*	638,515	10,146,003
Exterran Holdings, Inc.*◊	279,728	6,352,623
Forest Oil Corp.*	222,020	6,593,994
Hornbeck Offshore Services, Inc.*◊	384,525	7,494,392
Southwestern Energy Co.*	208,230	6,963,211
Whiting Petroleum Corp.*◊	187,650	17,922,452

		87,802,994

Financials — 24.1%
Alleghany Corp.*	35,753	10,834,232
Arch Capital Group Ltd.*◊	186,195	15,603,141
Assurant, Inc.	700,360	28,504,652
Assured Guaranty Ltd.◊	1,902,472	32,551,296
City National Corp.	101,775	5,401,199
First American Financial Corp.◊	306,020	4,571,939
First Niagara Financial Group, Inc.	137,800	1,605,370
Horace Mann Educators Corp.	611,295	10,868,825
Huntington Bancshares, Inc.	1,355,798	7,687,375
Leucadia National Corp.*	244,135	5,766,469
Mid-America Apartment Communities, Inc. REIT◊	127,569	7,434,721
National Penn Bancshares, Inc.◊	659,430	4,121,438
Old Republic International Corp.◊	1,304,365	18,065,455
Popular, Inc.*	1,087,855	3,154,779
Redwood Trust, Inc. REIT◊	356,720	5,158,171
Sterling Bancorp◊	378,302	3,287,444
United Fire & Casualty Co.◊	212,675	4,510,837
Wilmington Trust Corp.◊	364,095	3,269,573

		172,396,916

Health Care — 8.1%
Kinetic Concepts, Inc.*	313,920	11,483,194
King Pharmaceuticals, Inc.*	1,102,195	10,977,862
LifePoint Hospitals, Inc.*◊	391,175	13,714,595
Myriad Genetics, Inc.*	437,300	7,176,093
Res-Care, Inc.*	572,888	7,602,224
STERIS Corp.◊	214,640	7,130,341

		58,084,309

Industrials — 11.4%
AAR Corp.*	397,572	7,418,694
AirTran Holdings, Inc.*◊	1,316,400	9,675,540
Allegiant Travel Co.◊	155,600	6,584,992
Apogee Enterprises, Inc.◊	514,250	4,705,387
Brink’s Co., The	417,570	9,604,110
Corrections Corp. of America*	352,635	8,703,032
HUB Group, Inc., Class A*◊	228,920	6,698,199
Kaydon Corp.◊	121,285	4,196,461
Saia, Inc.*◊	549,225	8,199,929
Toro Co., The◊	137,285	7,719,536
Trinity Industries, Inc.◊	375,845	8,370,068

		81,875,948

Information Technology — 6.8%
Alliance Data Systems Corp.*◊	203,650	13,290,199
CoreLogic, Inc.	382,865	7,335,693
CSG Systems International, Inc.*	279,232	5,090,399
KLA-Tencor Corp.	270,990	9,546,978
Verigy Ltd.*	1,662,075	13,512,670

		48,775,939

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Utilities — 3.7%
Cleco Corp.◊	308,315	$9,132,290
UGI Corp.	349,690	10,004,631
WGL Holdings, Inc.◊	196,559	7,425,999

		26,562,920

Total Common Stocks		$619,422,581

Repurchase Agreement — 11.7%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $84,196,724 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 9/3/2030†	$84,196,070	84,196,070

Registered Investment Companies — 13.2%
JPMorgan Prime Money Market Fund, Capital Shares	84,098,401	84,098,401
JPMorgan U.S. Government Money Market Fund, Capital Shares	10,562,068	10,562,068

Total Registered Investment Companies		$94,660,469

Total Investment Securities — 111.4% (Cost $730,336,774)**		$798,279,120

Net Other Assets (Liabilities) — (11.4%)		(81,588,018)

Net Assets — 100.0%		$716,691,102

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $82,032,953.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.

REIT	- Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 88.3%
Consumer Discretionary — 7.1%
Aaron’s, Inc.◊	28,925	$533,666
Callaway Golf Co.◊	80,055	560,385
Carter’s, Inc.*	15,695	413,249
GameStop Corp., Class A*◊	22,410	441,701
Hillenbrand, Inc.	29,315	630,566
K-Swiss, Inc., Class A*	46,400	591,600
Steiner Leisure Ltd.*	18,045	687,515

		3,858,682

Consumer Staples — 11.5%
ConAgra Foods, Inc.	72,310	1,586,481
Del Monte Foods Co.	83,855	1,099,339
Energizer Holdings, Inc.*	16,820	1,130,809
Flowers Foods, Inc.◊	51,370	1,276,031
Molson Coors Brewing Co., Class B	18,550	875,931
Ruddick Corp.◊	8,240	285,763

		6,254,354

Energy — 16.7%
Berry Petroleum Co., Class A◊	33,165	1,052,326
Cimarex Energy Co.	26,490	1,753,108
Denbury Resources, Inc.*	67,738	1,076,357
Energen Corp.	10,985	502,234
Exterran Holdings, Inc.*◊	21,445	487,016
Forest Oil Corp.*	13,550	402,435
Hornbeck Offshore Services, Inc.*◊	21,345	416,014
Noble Energy, Inc.	28,170	2,115,285
Southwestern Energy Co.*	23,225	776,644
Whiting Petroleum Corp.*	5,550	530,081

		9,111,500

Financials — 19.5%
Alleghany Corp.*	2,274	689,090
Allstate Corp.	31,080	980,574
Arch Capital Group Ltd.*	14,995	1,256,581
Assurant, Inc.	33,495	1,363,246
Assured Guaranty Ltd.	85,415	1,461,451
First American Financial Corp.◊	18,925	282,740
First Niagara Financial Group, Inc.	23,155	269,756
Huntington Bancshares, Inc.◊	76,554	434,061
Marsh & McLennan Cos., Inc.	22,705	547,645
Mid-America Apartment Communities, Inc. REIT◊	4,790	279,161
National Penn Bancshares, Inc.	74,375	464,844
Old Republic International Corp.◊	124,530	1,724,740
Popular, Inc.*	209,150	606,535
SunTrust Banks, Inc.	10,315	266,436

		10,626,860

Health Care — 11.0%
Forest Laboratories, Inc.*	40,115	1,240,757
Kinetic Concepts, Inc.*	22,575	825,794
King Pharmaceuticals, Inc.*	164,665	1,640,063
LifePoint Hospitals, Inc.*	15,765	552,721
Myriad Genetics, Inc.*◊	27,805	456,280
Quest Diagnostics, Inc.	17,390	877,673
STERIS Corp.	12,010	398,972

		5,992,260

Industrials — 11.6%
AirTran Holdings, Inc.*◊	75,215	552,830
Brink’s Co., The	27,515	632,845
Corrections Corp. of America*	33,045	815,551
Dover Corp.	37,320	1,948,477
Fluor Corp.	11,810	584,949
HUB Group, Inc., Class A*	23,335	682,782
Parker Hannifin Corp.	8,345	584,651
Toro Co., The	3,405	191,463
Trinity Industries, Inc.◊	13,220	294,410

		6,287,958

Information Technology — 7.3%
Alliance Data Systems Corp.*◊	12,525	817,381
CoreLogic, Inc.	23,575	451,697
KLA-Tencor Corp.	35,790	1,260,882
Linear Technology Corp.	14,725	452,499
Verigy Ltd.*	122,120	992,836

		3,975,295

Utilities — 3.6%
Cleco Corp.	17,815	527,680
UGI Corp.	31,960	914,376
WGL Holdings, Inc.◊	14,275	539,309

		1,981,365

Total Common Stocks		$48,088,274

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 9.4%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $5,145,145 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 9/3/2030†	$5,145,105	$5,145,105

Registered Investment Company — 12.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares	6,766,198	6,766,198

Total Investment Securities — 110.1% (Cost $53,072,473)**		$59,999,577

Net Other Assets (Liabilities) — (10.1%)		(5,490,493)

Net Assets — 100.0%		$54,509,084

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $5,008,308.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.

REIT	- Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 98.2%
Consumer Discretionary — 4.1%
McDonald’s Corp.	261,534	$19,486,898
Wal-Mart Stores, Inc.	358,293	19,175,842

		38,662,740

Consumer Staples — 13.7%
ConAgra Foods, Inc.	829,773	18,205,220
General Mills, Inc.	534,023	19,513,201
Kimberly-Clark Corp.	283,405	18,435,495
PepsiCo, Inc.	419,100	27,845,004
Procter & Gamble Co., The	465,692	27,927,549
Sysco Corp.◊	640,939	18,279,580

		130,206,049

Energy — 16.8%
Anadarko Petroleum Corp.	615,740	35,127,967
Apache Corp.	362,343	35,422,652
Devon Energy Corp.	532,822	34,494,896
Exxon Mobil Corp.	294,770	18,213,838
Occidental Petroleum Corp.	465,807	36,472,688

		159,732,041

Financials — 15.4%
Bank of New York Mellon Corp.	502,584	13,132,520
Chubb Corp., The	172,330	9,821,087
JPMorgan Chase & Co.	725,387	27,615,483
Marsh & McLennan Cos., Inc.	595,640	14,366,837
Prudential Financial, Inc.	326,010	17,663,222
SunTrust Banks, Inc.◊	177,159	4,576,017
Travelers Cos., Inc., The	455,994	23,757,287
U.S. Bancorp	644,233	13,928,317
Wells Fargo & Co.	827,420	20,793,065

		145,653,835

Health Care — 20.7%
Abbott Laboratories	552,647	28,870,279
Amgen, Inc.*	83,470	4,600,032
Baxter International, Inc.	328,602	15,677,601
Johnson & Johnson◊	386,839	23,968,544
Medtronic, Inc.	853,662	28,665,970
Merck & Co., Inc.	788,060	29,008,489
Pfizer, Inc.	1,772,737	30,437,894
Quest Diagnostics, Inc.	287,200	14,494,984
UnitedHealth Group, Inc.	594,961	20,889,081

		196,612,874

	Shares/	Fair
	Par Value	Value

Industrials — 14.1%
3M Co.	214,617	$18,609,440
Dover Corp.	381,393	19,912,529
Fluor Corp.	187,810	9,302,229
Illinois Tool Works, Inc.	405,969	19,088,663
Parker Hannifin Corp.	286,999	20,107,150
Raytheon Co.	299,224	13,677,529
United Technologies Corp.	467,897	33,328,303

		134,025,843

Information Technology — 8.7%
Alliance Data Systems Corp.*◊	121,370	7,920,606
Cisco Systems, Inc.*	645,281	14,131,654
KLA-Tencor Corp.	782,905	27,581,743
Linear Technology Corp.	309,325	9,505,557
Microsoft Corp.	949,215	23,246,276

		82,385,836

Materials — 2.2%
Air Products & Chemicals, Inc.◊	253,370	20,984,103

Utilities — 2.5%
Dominion Resources, Inc.	550,960	24,054,914

Total Common Stocks		$932,318,235

Repurchase Agreement — 1.4%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $13,219,039 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 9/3/2030†	$13,218,936	13,218,936

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Registered Investment Company — 1.9%
JPMorgan Prime Money Market Fund, Capital Shares	17,881,980	$17,881,980

Total Investment Securities — 101.5% (Cost $897,560,943)**		$963,419,151

Net Other Assets (Liabilities) — (1.5%)		(13,818,258)

Net Assets — 100.0%		$949,600,893

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $12,767,241.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.
See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 98.1%
Consumer Discretionary — 4.3%
McDonald’s Corp.	10,220	$761,492
Wal-Mart Stores, Inc.	14,195	759,717

		1,521,209

Consumer Staples — 14.7%
ConAgra Foods, Inc.	59,938	1,315,040
General Mills, Inc.	20,365	744,137
PepsiCo, Inc.	11,105	737,816
Procter & Gamble Co., The	17,270	1,035,682
Sysco Corp.	46,280	1,319,906

		5,152,581

Energy — 16.8%
Anadarko Petroleum Corp.	14,380	820,379
Apache Corp.	13,165	1,287,010
Cimarex Energy Co.	11,815	781,917
Devon Energy Corp.	16,870	1,092,164
Exterran Holdings, Inc.*◊	23,155	525,850
Occidental Petroleum Corp.	13,330	1,043,739
Southwestern Energy Co.*	9,655	322,863

		5,873,922

Financials — 15.9%
Arch Capital Group Ltd.*◊	6,825	571,935
Assurant, Inc.	14,585	593,609
Assured Guaranty Ltd.◊	43,410	742,745
Prudential Financial, Inc.	14,465	783,714
Travelers Cos., Inc., The	21,570	1,123,797
U.S. Bancorp	37,015	800,264
Wells Fargo & Co.	37,745	948,532

		5,564,596

Health Care — 19.9%
Abbott Laboratories	18,355	958,865
Baxter International, Inc.	20,045	956,347
Johnson & Johnson	15,630	968,435
Medtronic, Inc.	29,316	984,431
Merck & Co., Inc.	30,590	1,126,018
Pfizer, Inc.	55,130	946,582
UnitedHealth Group, Inc.	28,667	1,006,499

		6,947,177

Industrials — 15.7%
3M Co.	8,310	720,560
AirTran Holdings, Inc.*◊	74,735	549,302
Dover Corp.	22,480	1,173,681
Illinois Tool Works, Inc.	24,853	1,168,588
Parker Hannifin Corp.	11,630	814,798

	Shares/	Fair
	Par Value	Value

Industrials — continued
United Technologies Corp.	15,165	$1,080,203

		5,507,132

Information Technology — 6.8%
Cisco Systems, Inc.*	15,380	336,822
KLA-Tencor Corp.	20,375	717,811
Microsoft Corp.	34,475	844,293
Verigy Ltd.*	60,230	489,670

		2,388,596

Materials — 2.9%
Air Products & Chemicals, Inc.	12,385	1,025,726

Utilities — 1.1%
Dominion Resources, Inc.	8,425	367,835

Total Common Stocks		$34,348,774

Repurchase Agreement — 3.9%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $1,348,674 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 9/3/2030†	$1,348,664	1,348,664

Registered Investment Company — 2.2%
JPMorgan Prime Money Market Fund, Capital Shares	755,028	755,028

Total Investment Securities — 104.2% (Cost $33,051,012)**		$36,452,466

Net Other Assets (Liabilities) — (4.2%)		(1,467,597)

Net Assets — 100.0%		$34,984,869

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $1,331,313.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.
See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 91.2%
Consumer Discretionary — 4.0%
McDonald’s Corp.§	569,484	$42,432,253
Wal-Mart Stores, Inc.	645,265	34,534,583

		76,966,836

Consumer Staples — 11.8%
ConAgra Foods, Inc.§	1,818,735	39,903,046
General Mills, Inc.◊§	1,179,142	43,085,849
PepsiCo, Inc.	860,025	57,140,061
Procter & Gamble Co., The	922,155	55,301,635
Sysco Corp.§	1,087,857	31,025,682

		226,456,273

Energy — 17.4%
Anadarko Petroleum Corp.§	1,312,958	74,904,254
Apache Corp.§	759,781	74,276,190
Cimarex Energy Co.	308,860	20,440,355
Devon Energy Corp.§	845,585	54,743,173
Exxon Mobil Corp.	634,568	39,209,957
Occidental Petroleum Corp.§	920,618	72,084,389

		335,658,318

Financials — 13.4%
Assurant, Inc.	485,655	19,766,159
Assured Guaranty Ltd.	1,620,660	27,729,493
JPMorgan Chase & Co.	1,190,630	45,327,284
Prudential Financial, Inc.	745,560	40,394,441
SunTrust Banks, Inc.◊	358,398	9,257,420
Travelers Cos., Inc., The	903,795	47,087,719
U.S. Bancorp§	1,184,512	25,609,149
Wells Fargo & Co.	1,733,675	43,567,253

		258,738,918

Health Care — 17.9%
Abbott Laboratories§	1,087,870	56,830,329
Amgen, Inc.*	179,735	9,905,196
Baxter International, Inc.	588,921	28,097,421
Johnson & Johnson§	562,730	34,866,751
Medtronic, Inc.§	1,461,607	49,080,763
Merck & Co., Inc.	1,304,495	48,018,461
Pfizer, Inc.	2,918,945	50,118,285
Quest Diagnostics, Inc.	552,870	27,903,349
UnitedHealth Group, Inc.§	1,110,895	39,003,523

		343,824,078

	Shares/	Fair
	Par Value	Value

Industrials — 14.4%
3M Co.	472,760	$40,993,020
Dover Corp.§	970,745	50,682,596
Fluor Corp.§	347,690	17,221,086
Illinois Tool Works, Inc.§	741,220	34,852,164
Parker Hannifin Corp.	659,790	46,224,887
Raytheon Co.	529,187	24,189,138
United Technologies Corp.§	898,130	63,973,800

		278,136,691

Information Technology — 7.2%
Alliance Data Systems Corp.*◊	262,275	17,116,066
Cisco Systems, Inc.*	1,328,664	29,097,742
KLA-Tencor Corp.	1,421,678	50,085,716
Microsoft Corp.§	1,694,980	41,510,060

		137,809,584

Materials — 2.3%
Air Products & Chemicals, Inc.	544,968	45,134,250

Utilities — 2.8%
Dominion Resources, Inc.	1,244,465	54,333,342

Total Common Stocks		$1,757,058,290

Repurchase Agreement — 1.0%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $19,454,066 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/10 through 9/3/30†	$19,453,915	19,453,915

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Registered Investment Company — 9.1%
JPMorgan Prime Money Market Fund, Capital Shares	175,386,059	$175,386,059

Total Investment Securities — 101.3% (Cost $1,723,730,531)**		$1,951,898,264

Segregated Cash With Brokers — 26.1%		502,168,776

Securities Sold Short — (26.6)% (Proceeds $365,904,334)		(511,903,738)

Net Other Assets (Liabilities) — (0.8%)		(15,980,086)

Net Assets — 100.0%		$1,926,183,216

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $18,759,988.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating to a total market value of $635,792,723 as of September 30,2010.
See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 26.6%
Consumer Discretionary — 13.5%
BJ’s Wholesale Club, Inc. *	220,587	$9,154,361
Brunswick Corp.	1,311,835	19,966,129
CarMax, Inc. *	162,990	4,540,901
Gymboree Corp. *	124,315	5,164,045
Jo-Ann Stores, Inc. *	323,410	14,407,915
Life Time Fitness, Inc. *	360,724	14,237,776
Macy’s, Inc.	1,513,935	34,956,759
MGM Resorts International *	2,513,391	28,351,050
NetFlix, Inc. *	60,505	9,811,491
Nordstrom, Inc.	523,160	19,461,552
Royal Caribbean Cruises Ltd. *	1,061,271	33,461,875
Sally Beauty Holdings, Inc. *	1,521,610	17,042,032
Tractor Supply Co.	968,961	38,428,993
Urban Outfitters, Inc. *	363,620	11,432,213

		260,417,092

Consumer Staples — 3.6%
Colgate-Palmolive Co.	375,220	28,839,409
Dean Foods Co. *	86,735	885,564
H.J. Heinz Co.	294,398	13,945,633
Kraft Foods, Inc., Class A	816,645	25,201,665

		68,872,271

Health Care — 1.8%
Covance, Inc. *	445,390	20,839,798
Omnicare, Inc.	552,000	13,181,760

		34,021,558

Industrials — 2.0%
Boeing Co., The	469,555	31,244,190
Werner Enterprises, Inc.	364,910	7,477,006

		38,721,196

Information Technology — 3.1%
Akamai Technologies, Inc. *	627,195	31,472,645
Salesforce.com, Inc. *	257,755	28,817,009

		60,289,654

Materials — 1.9%
Dow Chemical Co.	1,333,830	36,626,972

Telecommunication Services — 0.7%
Sprint Nextel Corp. *	2,798,055	12,954,995

Total Common Stocks Sold Short		$511,903,738

Total Securities Sold Short - 26.6% (Proceeds $365,904,334)		$511,903,738

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at September 30, 2010.
See accompanying Notes to Schedule of Securities Sold Short.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Preferred Stocks — 5.0%
Banking Services — 2.5%
Citizens Funding Trust I, 7.50%*	9,130	$157,492
Huntington Bancshares, Inc., 8.50%, Series A	132	139,260

		296,752

Financial Services — 1.5%
Countrywide Capital V, 7.00%§	7,625	187,804

Reits & Real Estate Management — 1.0%
iStar Financial, Inc., 7.80%, Series F	12,387	123,375

Total Preferred Stocks		$607,931

Common Stocks — 88.3%
Asset Managers — 1.0%
Affiliated Managers Group, Inc.*	1,560	121,696

Banking Services — 27.7%
BB&T Corp.	3,976	95,742
City National Corp.	1,790	94,995
First California Financial Group, Inc.*	20,971	51,798
First Financial Holdings, Inc.◊	14,664	163,357
First Niagara Financial Group, Inc.◊	13,320	155,178
First of Long Island Corp.◊	8,300	207,334
Huntington Bancshares, Inc.◊§	35,926	203,700
National Penn Bancshares, Inc.	30,930	193,313
PNC Financial Services Group, Inc.§	7,874	408,739
Popular, Inc.*	78,360	227,244
Sterling Bancorp	6,400	55,616
SunTrust Banks, Inc.	4,867	125,715
U.S. Bancorp§	20,903	451,923
Wells Fargo & Co.§	30,226	759,579
Wilmington Trust Corp.◊	17,025	152,885

		3,347,118

Consumer Financial Services — 4.8%
American Express Co.	5,885	247,347
Discover Financial Services	19,905	332,015

		579,362

	Shares/	Fair
	Par Value	Value

Financial Services — 18.2%
Bank of America Corp.	29,780	$390,416
Bank of New York Mellon Corp.§	15,349	401,069
JPMorgan Chase & Co.	21,045	801,183
Leucadia National Corp.*	4,750	112,195
Morgan Stanley§	6,950	171,526
MVC Capital, Inc.◊	10,160	131,775
State Street Corp.	4,963	186,907

		2,195,071

Insurance — 33.8%
Alleghany Corp.*	322	97,576
Allstate Corp.§	11,028	347,933
Arch Capital Group Ltd.*	3,231	270,758
Assurant, Inc.§	7,410	301,587
Assured Guaranty Ltd.◊	33,465	572,586
Chubb Corp., The	1,635	93,179
Hartford Financial Services Group, Inc.	9,758	223,946
Horace Mann Educators Corp.	7,493	133,226
Marsh & McLennan Cos., Inc.	5,305	127,957
Old Republic International Corp.◊	37,625	521,106
Prudential Financial, Inc.	7,800	422,604
Travelers Cos., Inc., The	10,035	522,823
United Fire & Casualty Co.◊	3,462	73,429
XL Group plc	17,055	369,411

		4,078,121

IT Services — 0.5%
CoreLogic, Inc.	2,980	57,097

Reits & Real Estate Management — 2.3%
Redwood Trust, Inc. REIT	19,040	275,318

Total Common Stocks		$10,653,783

Corporate Bond — 0.9%
Banking Services —0.9%
Zions Bancorp., 7.75%, 9/23/14◊	$105,000	111,258

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Repurchase Agreement — 12.9%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $1,559,063 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/2010 through 7/22/2030†	$1,559,051	$1,559,051

Registered Investment Company — 5.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares	600,347	600,347

Total Investment Securities — 112.1% (Cost $12,462,419)**		$13,532,370

Segregated Cash With Brokers — 5.6%		676,764

Securities Sold Short — (5.4)% (Proceeds $672,361)		(653,708)

Net Other Assets (Liabilities) — (12.3%)		(1,483,860)

Net Assets — 100.0%		$12,071,566

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $1,514,487.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2010.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating to a total market value of $2,054,285 as of September 30,2010.

REIT	- Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
September 30, 2010 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 5.4%
Banking Services — 5.4%
Eagle Bancorp, Inc.*	5,195	$59,639
First Financial Bankshares, Inc.	3,105	145,904
Home Bancshares, Inc.	6,338	128,788
M&T Bank Corp.	2,370	193,890
United Bankshares, Inc.	2,535	63,096
Westamerica Bancorp.	1,145	62,391

Total Common Stocks Sold Short		$653,708

Total Securities Sold Short - 5.4% (Proceeds $672,361)		$653,708

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at September 30, 2010.
See accompanying Notes to Schedule of Securities Sold Short.

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2010 (Unaudited)

	Shares/	Fair
	Par Value	Value

Collateralized Debt Obligations — 0.6%
Alesco Preferred Funding III, 5/4/2034‡	$724,100	$104,755
Alesco Preferred Funding Ltd., Series 6A, Class PPNE, 6/23/2030*‡	336,608	90,632
Alesco Preferred Funding Ltd. IV, 7/30/2034*‡	337,337	4,014
Alesco Preferred Funding Ltd. V, 12/23/2034*‡	80,193	1,002
Alesco Preferred Funding VI PNN, 3/23/2035*‡	621,631	168,226
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2, 11/5/2041*‡	611,948	176,339
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2, 7/5/2035*‡	1,175,564	293,127

Total Collateralized Debt Obligations		$838,095

Preferred Stocks — 1.1%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A*	21,007	12,604
Hartford Financial Services Group, Inc., 7.25%◊	60,135	1,416,931
Innkeepers USA Trust, 8.00%, Series C*	93,250	186,500

Total Preferred Stocks		$1,616,035

Corporate Bonds — 89.6%
Consumer Discretionary — 8.0%
Expedia, Inc., 7.46%, 8/15/18	$4,700,000	5,175,000
Goodyear Tire & Rubber Co., The, 10.50%, 5/15/16	3,550,000	4,020,375
Jarden Corp., 8.00%, 5/1/16◊	2,650,000	2,822,250

		12,017,625

Consumer Staples — 6.4%
Del Monte Corp., 6.75%, 2/15/15	4,625,000	4,781,094
Fortune Brands, Inc., 4.88%, 12/1/13	3,475,000	3,737,164

		Fair
	Par Value	Value

Consumer Staples — continued
TreeHouse Foods, Inc., 7.75%, 3/1/18	$1,000,000	$1,075,000

		9,593,258

Energy — 8.9%
Anadarko Petroleum Corp., 5.95%, 9/15/16	4,400,000	4,804,488
ATP Oil & Gas Corp., 11.88%, 5/1/15∧◊	1,900,000	1,638,750
Bristow Group, Inc., 6.13%, 6/15/13	2,084,000	2,110,050
Cimarex Energy Co., 7.13%, 5/1/17	4,640,000	4,872,000

		13,425,288

Financials — 24.5%
AmSouth Bank, Series AI, 4.85%, 4/1/13	1,850,000	1,863,305
CNA Financial Corp., 6.50%, 8/15/16	2,165,000	2,350,486
Discover Financial Services, 6.45%, 6/12/17	2,700,000	2,904,412
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,401,168
First Tennessee Bank NA, 5.05%, 1/15/15	4,280,000	4,263,992
Horace Mann Educators Corp., 6.85%, 4/15/16	3,490,000	3,675,570
Huntington National Bank, 6.60%, 6/15/18	2,825,000	2,906,159
iStar Financial, Inc., Series B, 5.70%, 3/1/14◊	4,275,000	3,318,469
Nuveen Investments, Inc., 10.50%, 11/15/15	3,000,000	2,981,250
Regions Financial Corp., 5.75%, 6/15/15	2,000,000	2,034,520
Wilmington Trust Corp., 4.88%, 4/15/13◊	4,540,000	4,436,974
Zions Bancorp., 7.75%, 9/23/14◊	4,380,000	4,641,035

		36,777,340

Health Care — 3.8%
HCA, Inc., 9.25%, 11/15/16	3,725,000	4,032,312
Mylan, Inc., 7.63%, 7/15/17∧	1,500,000	1,595,625

		5,627,937

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

	Par	Fair
	Value	Value

Industrials — 17.3%
BE Aerospace, Inc., 8.50%, 7/1/18	$4,620,000	$5,035,800
Corrections Corp. of America, 6.25%, 3/15/13	4,050,000	4,238,750
Iron Mountain, Inc., 6.63%, 1/1/16	4,075,000	4,095,375
Kansas City Southern de Mexico SA de CV, 7.38%, 6/1/14	4,855,000	5,024,925
Trinity Industries, Inc., 6.50%, 3/15/14	1,980,000	2,029,500
Triumph Group, Inc., 8.00%, 11/15/17	2,700,000	2,767,500
Wabtec Corp., 6.88%, 7/31/13	2,675,000	2,828,812

		26,020,662

Information Technology — 4.5%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,136,678
Mantech International Corp., 7.25%, 4/15/18	1,500,000	1,556,250

		6,692,928

Materials — 8.9%
Crown Americas LLC / Crown Americas Capital Corp. II, 7.63%, 5/15/17	1,240,000	1,339,200
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	5,050,000	5,403,500
Nalco Co., 8.25%, 5/15/17	3,000,000	3,315,000
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	3,175,000	3,262,313

		13,320,013

Telecommunication Services — 1.5%
Global Crossing Ltd., 12.00%, 9/15/15	2,000,000	2,260,000

Utilities — 5.8%
CenterPoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,839,933
NuStar Pipeline Operating Partnership LP, 7.75%, 2/15/12	1,700,000	1,832,269

	Shares/	Fair
	Par Value	Value

Utilities — continued
Source Gas LLC, 5.90%, 4/1/17∧	$4,000,000	$3,985,648

		8,657,850

Total Corporate Bonds		$134,392,901

Repurchase Agreement — 3.5%
BNP Paribas Securities Corp., 0.28%, Agreement dated 9/30/10 to be repurchased at $5,206,258 on 10/1/10. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.4%-5.5%, and maturities from 11/12/10 through 9/3/30†	5,206,218	5,206,218

Registered Investment Company — 8.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares	12,039,845	12,039,845

Total Investment Securities — 102.8% (Cost $150,666,420)**		$154,093,094

Net Other Assets (Liabilities) — (2.8%)		(4,143,244)

Net Assets — 100.0%		$149,949,850

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2010, was $5,106,775.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as at September 30, 2010.

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

∧	Restricted securities not registered under the Securities Act of 1933 and deemed liquid are as follows:

				Value as
	Acquisition	Current		a % of
Security	Date	Cost	Value	Net Assets

ATP Oil & Gas Corp.	August-10	$1,578,770	$1,638,750	1.1%
Mylan, Inc.	September-10	$1,593,630	$1,595,625	1.1%
Source Gas LLC	March-10	$3,846,618	$3,985,648	2.7%

		$7,019,018	$7,220,023	4.9%

‡	Restricted and illiquid securities valued at fair value by management and not registered under the Securities Act of 1933:

				Value as
	Acquisition	Current		a % of
Security	Date	Cost	Value	Net Assets

Alesco Preferred Funding III	March-05	$724,100	$104,755	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	May-05	336,608	90,632	0.1%
Alesco Preferred Funding Ltd. IV	May-05	337,337	4,014	0.0%
Alesco Preferred Funding Ltd. V	October-04	80,180	1,002	0.0%
Alesco Preferred Funding VI PNN	March-05	621,631	168,226	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	510,336	176,339	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,036,359	293,127	0.2%

		3,646,551	838,095	0.6%

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
Organization
The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.
The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.
Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Security valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Approximately 0.6% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Fund’s portfolio manager in the absence of readily ascertainable market values which considered dealer quotes and pricing on the underlying assets. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010:

		Level 2 -
	Level 1 -	Other Significant Observable
	Quoted prices	Inputs

Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$619,422,581	$—
Registered Investment Companies	94,660,469	—
Repurchase Agreements	—	84,196,070

Total	714,083,050	84,196,070
Small-Mid Cap Fund
Common Stocks*	48,088,274	—
Registered Investment Companies	6,766,198	—
Repurchase Agreements	—	5,145,105

Total	54,854,472	5,145,105
Large Cap Fund
Common Stocks*	932,318,235	—
Registered Investment Companies	17,881,980	—
Repurchase Agreements	—	13,218,936

Total	950,200,215	13,218,936
Select Fund
Common Stocks*	34,348,774	—
Registered Investment Companies	755,028	—
Repurchase Agreements	—	1,348,664

Total	35,103,802	1,348,664
Long-Short Fund
Common Stocks*	1,757,058,290	—
Registered Investment Companies	175,386,059	—
Repurchase Agreements	—	19,453,915

Total	1,932,444,349	19,453,915
Financial Long-Short Fund
Common Stocks*	10,653,783	—
Preferred Stocks*	607,931	—
Corporate Bonds*	—	111,258
Registered Investment Companies	600,347	—
Repurchase Agreements	—	1,559,051

Total	11,862,061	1,670,309
Strategic Income Fund
Preferred Stocks*	1,603,431	12,604
Corporate Bonds*	—	134,392,901
Collateralized Debt Obligations	—	838,095
Registered Investment Companies	12,039,845	—
Repurchase Agreements	—	5,206,218

Total	13,643,276	140,449,818
Investment in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	$(511,903,738)	$—
Financial Long-Short Fund
Common Stocks*	(653,708)	—

*	See Schedule of Investments or Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended September 30, 2010 and the Funds held no Level 3 securities at September 30, 2010.
Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash with Brokers” on the Schedule of Investments.

------------------------ ------------------------

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2010 (Unaudited)
Securities Lending — Under the terms of the securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), JPMorgan is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Under the agreement, JPMorgan indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Funds as securities lending income.
As of September 30, 2010, the value of securities loaned and the collateral held were as follows:

	Fair Value	Fair Value of
Fund	of Securities Loaned	Collateral
Diamond Hill Small Cap Fund	$82,032,953	$84,196,070
Diamond Hill Small-Mid Cap Fund	5,008,308	5,145,105
Diamond Hill Large Cap Fund	12,767,241	13,218,936
Diamond Hill Select Fund	1,331,313	1,348,664
Diamond Hill Long-Short Fund	18,759,988	19,453,915
Diamond Hill Financial Long-Short Fund	1,514,487	1,559,051
Diamond Hill Strategic Income Fund	5,106,775	5,206,218
Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (REITS) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.
Federal Tax Information
As of September 30, 2010, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Diamond Hill Small Cap Fund	$732,361,426	$98,521,920	$(32,604,226)	$65,917,694
Diamond Hill Small-Mid Cap Fund	53,828,570	7,335,348	(1,164,341)	6,171,007
Diamond Hill Large Cap Fund	898,532,599	86,226,586	(21,340,034)	64,886,552
Diamond Hill Select Fund	33,958,183	3,165,428	(671,145)	2,494,283
Diamond Hill Long-Short Fund	1,729,757,602	263,721,039	(41,580,377)	222,140,662
Diamond Hill Financial Long-Short Fund	12,650,833	1,344,441	(462,904)	881,537
Diamond Hill Strategic Income Fund	150,666,420	8,892,975	(5,466,301)	3,426,674

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.

James F. Laird, Jr.
President

Date: November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr. James F. Laird, Jr.
President

Date: November 19, 2010

By (Signature and Title)

/s/ Trent M. Statczar Trent M. Statczar
Treasurer
Date: November 19, 2010